SEGMENTS - Summary Of Relationship Between Customer Liabilities and Deposits (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Customer balances (gross)	£ 197,858	£ 206,690
Loan loss allowance	(785)	(916)
Customer balances (net)	197,073	205,774
Intercompany balances (including joint ventures)	4,813	4,488
Accrued interest	724	747
Other items	319	213
Net loans and advances to customers	202,929	211,222
Liabilities
Customer balances (gross)	183,409	193,563
Customer balances (net)	183,409	193,563
Accrued interest	878	834
Other items	(227)	(206)
Deposits by customers	185,775	195,149
Intercompany
Assets
Intercompany balances (including joint ventures)	4,813	4,488
Liabilities
Intercompany balances (including joint ventures)	£ 1,715	£ 958